Contribution and Distribution of Affiliated Companies	12 Months Ended
Dec. 31, 2022
Contribution and Distribution of Affiliated Companies
Contribution and Distribution of Affiliated Companies

Note 3.     Contribution and Distribution of Affiliated Companies

In January 2020, the Company formed a wholly owned subsidiary, named Alphaeon 1 LLC (A1). The Company’s Board of Directors approved the contribution of its equity method interest in Evolus, Inc., which was a wholly owned subsidiary of the Company prior to Evolus’ completion of an initial public offering (“IPO”) in February 2018, to A1. At the time of this contribution, the Company owned 8,662,346 shares of Evolus, representing approximately 26% of the outstanding shares of Evolus. The Company then distributed all of the units of A1 to its current stockholders on a one common unit or one preferred unit for one share of its common stock or preferred stock, as applicable, basis. In connection with the distribution of the units of A1 to the Company’s stockholders, each of the holders of the Company’s 2019 Convertible Notes were granted contingent warrants by A1 to purchase shares of Evolus from A1. See Note 4, “Related Party Transactions” for further discussion.

As a result of the distribution, the Company no longer holds any membership interests in A1 nor any equity interest in Evolus. The Company derecognized the equity investment in Evolus from its balance sheet in January 2020 at the carrying value, which was the fair value. Upon the concurrent distribution to its current stockholders, the Company recorded an in-kind dividend of $105.8 million for the value equal to the fair value of the equity investment in Evolus.

In September 2020, the Company formed Alphaeon Credit HoldCo LLC (AC HoldCo) and contributed all of its stock in Alphaeon Credit to AC HoldCo in exchange for all the interests in AC HoldCo, which the Company then distributed to its stockholders, pro-rata. At the time of this contribution, the Company owned 100% of the outstanding stock of Alphaeon Credit. In connection with the contribution and distribution, AC HoldCo issued to the holders of the 2019 Convertible Notes a contingent warrant to purchase, upon a qualifying listing (defined as the Company’s first underwritten public offering) or an event of default, the common stock of Alphaeon Credit. See Note 4, “Related Party Transactions” for further discussion. As a result, the Company no longer holds any interest in Alphaeon Credit or AC HoldCo.

In September 2020, the Company formed Zelegent HoldCo LLC (Z HoldCo) and contributed all of its equity investment in Zelegent, Inc. (Zelegent), a privately held clinical trial stage medical device manufacturer focusing on creating tools to treat disorders, to Z HoldCo in exchange for all the interests in Z HoldCo, which the Company then distributed to its shareholders, pro-rata. At the time of this contribution, the Company had approximately a 35% ownership interest in Zelegent. In connection with the contribution and distribution, Z HoldCo issued to the holders of the 2019 Convertible Notes a contingent warrant to purchase, upon a qualifying listing (defined as the Company’s first underwritten public offering) or event of default, the common stock of Zelegent. See Note 4, “Related Party Transactions” for further discussion. As a result, the Company no longer holds any equity interest in Zelegent or Z HoldCo.

The Company derecognized the assets and liabilities of Alphaeon Credit and the equity investment in Zelegent from its consolidated balance sheet effective September 30, 2020 at the carrying value. Upon the concurrent distribution to its current stockholders of its interests in AC HoldCo and Z HoldCo, the Company recorded an in-kind dividend of $2.5 million for the value equal to the carrying amount of its investments in Alphaeon Credit and Zelegent.

On December 12, 2022, Priveterra and AEON executed the Business Combination Agreement. Concurrent with the execution of the Business Combination Agreement, Priveterra also entered into the Sponsor Support Agreement, the AEON Stockholder Support Agreement and the AEON Noteholder Support Agreement, in each case, with the applicable other parties thereto.